Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2020
36. Assets pledged, collateral received and assets transferred
Assets pledged and assets transferred as security against liabilities

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	Barclays Bank Group
	2020	2019
	£m	£m
Cash collateral and settlements	69,271	61,158
Loans and advances at amortised cost	25,437	18,726
Trading portfolio assets	76,750	65,341
Financial assets at fair value through the income statement	5,584	8,107
Financial assets at fair value through other comprehensive income	15,303	8,011
Assets pledged	192,345	161,343

The following table summarises the transferred financial assets and the associated liabilities:

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2020
Derivatives	72,732	(72,732)
Repurchase agreements	58,398	(39,044)
Securities lending arrangements	59,824	-
Other	1,391	(1,134)
	192,345	(112,910)

At 31 December 2019
Derivatives	64,061	(64,061)
Repurchase agreements	35,562	(22,981)
Securities lending arrangements	53,099	-
Other	8,621	(4,430)
	161,343	(91,472)

Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2020
Recourse to transferred assets only	963	(952)	1,051	(966)	85
2019
Recourse to transferred assets only	3,035	(2,426)	3,183	(2,429)	754

Collateral held as security for assets

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Bank Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2020	2019
	£m	£m
Fair value of securities accepted as collateral	792,317	660,999
Of which fair value of securities re-pledged/transferred to others	684,389	554,111